Property, Equipment and Software, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Equipment and Software, Net
Property, equipment and software, net, consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Cost
Leasehold improvements	27,613	26,520
Electronic equipment	13,252	12,264
Vehicles	5,199	3,233
Furniture	3,949	3,083
Software purchased	1,831	1,919

Total cost	51,844	47,019
Less: Accumulated depreciation and amortization	(28,442)	(31,844)

Property, equipment and software, net	23,402	15,175